15. STOCK OPTIONS AND WARRANTS (Details 2) (USD $)	12 Months Ended
Dec. 31, 2012
Remaining Number Outstanding	327,316
Wtd. Avg. Life	3 years
Wtd. Avg. Exercise Price	$ 9.97
Range One
Range of Exercise Prices, lower limit	$ 0.00
Range of Exercise Prices, upper limit	$ 5.00
Remaining Number Outstanding	293,766
Wtd. Avg. Life	3 years
Wtd. Avg. Exercise Price	$ 4.41
Range Two
Range of Exercise Prices, lower limit	$ 5.01
Range of Exercise Prices, upper limit	$ 90.00
Remaining Number Outstanding	19,350
Wtd. Avg. Life	5 years
Wtd. Avg. Exercise Price	$ 11.72
Range Three
Range of Exercise Prices, lower limit	$ 90.01
Range of Exercise Prices, upper limit	$ 100.00
Remaining Number Outstanding	5,888
Wtd. Avg. Life	2 years
Wtd. Avg. Exercise Price	$ 92.18
Range Four
Range of Exercise Prices, lower limit	$ 100.01
Range of Exercise Prices, upper limit	$ 110.00
Remaining Number Outstanding	833
Wtd. Avg. Life	1 year
Wtd. Avg. Exercise Price	$ 108
Range Five
Range of Exercise Prices, lower limit	$ 110.01
Range of Exercise Prices, upper limit	$ 170.00
Remaining Number Outstanding	3,529
Wtd. Avg. Life	1 year
Wtd. Avg. Exercise Price	$ 111.89
Range Six
Range of Exercise Prices, lower limit	$ 170.01
Range of Exercise Prices, upper limit	$ 200.00
Remaining Number Outstanding	3,950
Wtd. Avg. Life	2 years
Wtd. Avg. Exercise Price	$ 181